CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash Flows from Operating Activities:
Net income	$ 873	¥ 72,607	¥ 40,937	¥ 23,797
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,026	168,442	167,266	189,215
Provision for doubtful receivables and probable loan losses	374	31,122	71,529	76,985
Decrease in policy liabilities	(141)	(11,692)	(32,927)	(43,495)
Deferred tax benefit	(207)	(17,187)	(27,712)	(42,787)
Equity in net (income) loss of affiliates (excluding interest on loans)	(169)	(14,069)	(6,496)	40,458
(Gains) losses on sales of subsidiaries and affiliates and liquidation losses, net	(15)	(1,199)	(17,519)	1,686
Gains on sales of available-for-sale securities	(59)	(4,867)	(6,907)	(3,334)
Gains on sales of real estate under operating leases	(61)	(5,103)	(6,841)	(24,346)
Gains on sales of operating lease assets other than real estate	(120)	(9,968)	(7,552)	(11,426)
Write-downs of long-lived assets	227	18,853	6,977	3,673
Write-downs of securities	262	21,749	23,634	18,574
Decrease (increase) in restricted cash	(80)	(6,659)	4,520	23,661
Decrease (increase) in trading securities	(341)	(28,372)	(29,725)	20,048
Decrease in inventories	332	27,596	39,061	9,332
Decrease (increase) in other receivables	192	16,006	(518)	54,931
Decrease in trade notes, accounts payable and other liabilities	(265)	(22,042)	(35,011)	(36,185)
Other, net	(274)	(22,837)	26,595	7,992
Net cash provided by operating activities	2,554	212,380	209,311	308,779
Cash Flows from Investing Activities:
Purchases of lease equipment	(6,758)	(561,919)	(389,413)	(857,126)
Principal payments received under direct financing leases	4,622	384,288	352,316	431,984
Net proceeds from securitization of lease receivables, loan receivables and securities	0	0	28,305	30,859
Installment loans made to customers	(8,649)	(719,190)	(589,814)	(1,038,625)
Principal collected on installment loans	13,599	1,130,718	937,895	1,469,672
Proceeds from sales of operating lease assets	1,917	159,369	162,988	161,645
Investment in affiliates, net	444	36,945	(28,256)	(17,919)
Proceeds from sales of investment in affiliates	56	4,622	12,532	1,936
Purchases of available-for-sale securities	(8,933)	(742,816)	(456,364)	(301,030)
Proceeds from sales of available-for-sale securities	4,095	340,634	181,033	242,702
Proceeds from redemption of available-for-sale securities	3,735	310,594	162,292	128,669
Purchases of held-to-maturity securities	0	0	(43,748)	0
Purchases of other securities	(584)	(48,538)	(19,656)	(73,578)
Proceeds from sales of other securities	308	25,614	26,034	36,378
Purchases of other operating assets	(171)	(14,219)	(4,898)	(14,615)
Proceeds from sales of other operating assets	65	5,402	1,767	12,727
Acquisitions of subsidiaries, net of cash acquired	(560)	(46,554)	(10,218)	(752)
Sales of subsidiaries, net of cash disposed	153	12,685	123,613	28
Other, net	(313)	(26,037)	(13,620)	(41,772)
Net cash provided by investing activities	3,026	251,598	432,788	171,183
Cash Flows from Financing Activities:
Net decrease in debt with maturities of three months or less	(873)	(72,584)	(121,399)	(237,544)
Proceeds from debt with maturities longer than three months	17,898	1,488,199	1,083,310	2,091,575
Repayment of debt with maturities longer than three months	(23,076)	(1,918,774)	(1,678,649)	(2,343,124)
Net increase in deposits due to customers	1,997	166,012	185,076	196,973
Issuance of common stock	2	98	83,101	217
Cash dividends paid to ORIX Corporation shareholders	(97)	(8,061)	(6,261)	(23,529)
Cash dividends paid to redeemable noncontrolling interests	(72)	(6,008)	0	0
Net increase (decrease) in call money	(96)	(8,000)	(13,400)	9,900
Acquisition of treasury stock	(1)	(70)	(3)	(29,294)
Other, net	(55)	(4,402)	1,301	239
Net cash used in financing activities	(4,373)	(363,590)	(466,924)	(334,587)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(88)	(7,348)	3,943	(6,061)
Net Increase in Cash and Cash Equivalents	1,119	93,040	179,118	139,314
Cash and Cash Equivalents at Beginning of Year	7,686	639,087	459,969	320,655
Cash and Cash Equivalents at End of Year	$ 8,805	¥ 732,127	¥ 639,087	¥ 459,969